NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	9 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of Incorporation	Mar. 07, 2008
State of Incorporation	State of Nevada